Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related party transactions
Related party transactions
19.	Related party transactions

As at June 30, 2021 the Company’s key shareholders are Everix (registered in British Virgin Islands) which owns 43.35% (December 31, 2020 — 43.35%), and Andrey Fadeev and Boris Gertsovsky, each owning 23.175% (December 31, 2020 — 23.175%) of the issued share capital.

The transactions and balances with related parties are as follows:

(i)	Directors’ remuneration

The remuneration of Directors and other members of key management was as follows:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Directors’ and other members of key management’s remuneration	558	265	325	143
	558	265	325	143

(ii) Loans to shareholders

	June 30, 2021	December 31, 2020
Loan to Boris Gertsovsky	—	8
Loans to Nexters Inc	282	—
	282	8

The loan to Boris Gertsovsky was provided interest free, and there was no specified repayment date. The loans to Nexters Inc were provided interest free for the period of one year (see details in Note 13).

(iii) Loans from shareholders

	June 30, 2021	December 31, 2020
Short-term loan from Boris Gertsovsky	—	49
	—	49

24. Related party transactions

As at December 31, 2020 the Company’s key shareholders are Everix (registered in British Virgin Islands) which owns 43.35% (December 31, 2019 — IDSB Holding Limited which owned 43.35%), and Andrey Fadeev and Boris Gertsovsky, each owning 23.175% (December 31, 2019—23.175%) of the issued share capital.

On December 11, 2020 the sole director of the Company approved the transfer of substantially all Company’s shares owned by IDSB Holding Limited to Everix Investments Limited, a company incorporated under the laws of the Republic of Cyprus.

24. Related party transactions (continued)

The transactions and balances with related parties are as follows:

(i)	Directors’ remuneration

The remuneration of Directors and other members of key management was as follows:

	2020	2019
Directors’ and other members of key management’s remuneration	557	411
	557	411

(ii)	Loans to shareholders

	December 31,	December 31,
	2020	2019
Loan to Boris Gertsovsky	8	521
	8	521

The loan was provided interest free, and there was no specified repayment date (see details in Note 16).

(iii)   Loans from shareholders

	December 31,	December 31,
	2020	2019
Short-term loan from IDSB Holding Limited	—	3,983
Short-term loan from Boris Gertsovsky	49	—
Long-term loan from Boris Gertsovsky	—	45
	49	4,028

The loan from IDSB Holding Limited, which was the shareholding company until December 11, 2020, was provided interest free, and was repaid on March 23, 2020.

Refer to Notes 16 and 22 for the effects of interest-free loans provided to and received from the shareholders on the reserves of the Group.